SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 5 – SUBSEQUENT EVENTS

In January 2026, the Company successfully completed an underwritten public offering of 1,200,000 shares of its common stock at a public offering price of US$ 8.00 per share. In addition, the underwriters fully exercised their over-allotment option, contributing an additional 180,000 shares to the total offering, resulting in total gross proceeds of approximately US$ 11.0 million, before deducting underwriting discounts and offering expenses.

The proceeds are expected to be used to advance exploration and development activities on the Company’s mineral properties in Brazil and for general working capital purposes.

Concurrently with the offering, the Company received approval for the listing of its common shares on the Nasdaq Capital Market. The Company’s common stock commenced trading on Nasdaq on January 9, 2026, under the ticker symbol “ATCX”.

Appointment of New Vice-President Corporate Strategy

On February 1, 2026, the Company appointed Igor Tkachenko, age 39, as the Company’s new Vice President of Corporate Strategy effectively immediately. In consideration for his services as an officer of the Company, Mr. Tkachenko will: (i) receive cash compensation of $35,000 per month; (ii) receive time-based restricted stock units (“RSUs”) of the Company with value equivalent to two times his annual base salary, which will vest over 24 months, being 25% on each 6-month anniversary of the contract; and (iii) have the opportunity to receive fully vested shares of the Company’s common stock with value equivalent to one time his annual base salary if and when the Company reaches for the first time $300 million in market capitalization as determined by Bloomberg L.P. Mr. Tkachenko will receive separate compensation for his role as Vice-President Corporate Strategy of Atlas Lithium.

In accordance with FASB ASC 855-10 Subsequent Events, the Company has analyzed its operations subsequent to December 31, 2025 to the date these consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.